Variable Interest Entity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities Assets and Liabilities

As of September 30, 2022 and December 31, 2021, Aurea’s assets and liabilities are as follows;

	September 30,	December 31,
	2022	2021
Assets
Cash	$62,713	$67,754
Prepaid and other current assets	6,656	10,585
	$69,369	$78,339

Liability
Accounts payable and other current liabilities	$22,141	$63,091

As of December 31, 2021 and 2020, Aurea’s assets and liabilities are as follows:

	December 31,	December 31,
	2021	2020
Assets
Cash	$67,754	$6,348
Prepaid and other current assets	10,585	4,593
	$78,339	$10,941

Liability
Accounts payable and other current liabilities	$63,091	$6,559